Cover	Sep. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	00-24723
Entity Registrant Name	ROGUE ONE, INC.
Entity Central Index Key	0001058330
Entity Tax Identification Number	88-0393257
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1024 K Street, N.W.
Entity Address, Address Line Two	Suite 454
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	(405)
Local Phone Number	923-1254
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false